UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06342

Exact name of registrant as specified in charter:	Aberdeen Global Income Fund, Inc.

Address of principal executive offices:	800 Scudders Mill Road,
Plainsboro,
New Jersey 08536

Name and address of agent for service:	Mr. Alan Goodson
Aberdeen Asset Management Inc.
1735 Market Street
37th Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-866-839-5233

Date of fiscal year end:	10/31/07

Date of reporting period:	7/31/07

Item 1 – Schedule of Investments

Portfolio of Investments

As of July 31, 2007 (unaudited)

	Principal Amount (000)	Description	Value (US$)
LONG-TERM INVESTMENTS - 111.0%

		ARGENTINA - 2.6%
		Republic of Argentina,
USD	4,080	7.00%, 4/17/17	$3,335,400

		AUSTRALIA - 27.8%
		ABN Amro Bank NV,
AUD	500	6.50%, 5/17/18 (a)	414,148
		Australia and New Zealand Banking Group, Ltd.,
AUD	500	6.25%, 5/23/16 (a)	413,373
		AXA SA,
AUD	500	7.50%, 10/26/16 (a)(b)	418,532
		Bank of America Corp.,
AUD	500	6.50%, 12/05/08	425,718
		Brisbane Airport Corporation, Ltd.,
AUD	1,000	7.30%, 6/30/10	860,784
		CFS Retail Property Trust,
AUD	500	6.25%, 12/22/14	400,062
		Cie de Financement Foncier,
AUD	500	6.25%, 1/30/17	412,265
		Commonwealth of Australia,
AUD	550	10.00%, 10/15/07	474,631
AUD	1,250	7.50%, 9/15/09	1,093,310
AUD	500	5.25%, 8/15/10	415,022
AUD	250	5.75%, 6/15/11	209,865
AUD	100	6.50%, 5/15/13	86,925
AUD	500	6.25%, 4/15/15	432,782
AUD	550	6.00%, 2/15/17	470,042
		Eurofima,
AUD	200	6.00%, 1/28/14	164,610
AUD	1,000	6.25%, 12/28/18	831,517
		FGL Finance Australia, Ltd.,
AUD	500	6.25%, 3/17/10	416,953
		General Electric Capital Australia Funding Pty,
AUD	900	6.50%, 11/15/11	751,582
AUD	500	6.00%, 5/15/13	404,759
AUD	600	6.00%, 4/15/15	481,242
		Goldman Sachs Group, Inc.,
AUD	500	6.35%, 4/12/16	397,820
		GPT RE, Ltd.,
AUD	500	6.00%, 6/27/08	424,348
		HSBC Bank,
AUD	800	6.50%, 9/22/11	667,342
		HSBC Bank Australia,
AUD	2,000	6.58%, 5/19/16 (a)	1,708,053
		ING Bank Australia Ltd.,
AUD	1,000	7.00%, 4/24/12	852,293
		JP Morgan Chase & Co.,
AUD	500	7.00%, 6/21/12	420,754
		Macquarie Bank, Ltd.,
AUD	500	6.50%, 5/31/17 (a)	409,620
		Merrill Lynch & Co., Inc.,
AUD	500	6.50%, 7/28/09	422,866
AUD	200	6.75%, 3/12/14	165,213
		Monumental Global Funding, Ltd.,
AUD	500	6.50%, 11/08/11	415,249
		National Capital Trust III,
AUD	500	7.3733%, 9/30/16 (a)(b)	425,531
		New South Wales Treasury Corporation,
AUD	3,700	7.00%, 12/01/10	3,189,603
		Northern Territory Treasury,
AUD	1,250	6.75%, 7/14/09	1,070,789
		Queensland Treasury Corporation,
AUD	1,500	8.00%, 9/14/07	1,287,292
AUD	1,900	6.00%, 6/14/11	1,589,129
AUD	2,700	6.00%, 8/14/13	2,240,880
AUD	3,000	6.00%, 10/14/15	2,467,717
AUD	1,250	6.00%, 6/14/21	1,015,786
		RWH Finance Pty. Limited,
AUD	500	6.20%, 3/26/17	396,670
		SPI Australia Finance Pty. Ltd.,
AUD	750	6.25%, 11/14/08	635,386
		SPI Electricity & Gas,
AUD	600	6.50%, 11/03/11	498,032
		St. George Bank, Ltd.,
AUD	500	6.50%, 7/26/11 (a)(b)	417,324
		Sydney Airport Finance,
AUD	1,000	6.25%, 11/21/11	825,701

Aberdeen Global Income Fund, Inc. 1

Portfolio of Investments (continued)

As of July 31, 2007 (unaudited)

	Principal Amount (000)	Description	Value (US$)
LONG-TERM INVESTMENTS (continued)

		Telstra Corporation, Ltd.,
AUD	500	7.25%, 3/30/10	$427,968
		Travelers Insurance Company Institutional Funding, Ltd.,
AUD	500	6.00%, 4/07/09	421,312
		Wells Fargo & Co.,
AUD	700	5.75%, 7/12/10	577,530
		Western Australia Treasury Corporation,
AUD	500	8.00%, 10/15/07	429,509
AUD	2,250	8.00%, 6/15/13	2,042,233

			35,420,072

		BRAZIL - 2.7%
		Electropaulo Metropolitian,
BRL	500	19.125%, 6/28/10	302,099
		Federal Republic of Brazil,
USD	410	10.00%, 8/07/11	463,300
BRL	5,200	10.00%, 1/01/17	2,656,650

			3,422,049

		CANADA - 16.5%
		Canadian Government,
CAD	2,500	5.50%, 6/01/10	2,395,434
CAD	3,000	10.25%, 3/15/14	3,718,258
CAD	2,000	8.00%, 6/01/23	2,594,596
CAD	2,000	9.00%, 6/01/25	2,880,693
		Canada (Cayman),
CAD	750	7.25%, 6/01/08	714,388
		Ontario Hydro,
CAD	500	8.50%, 5/26/25	658,600
		Province of British Columbia,
CAD	2,000	9.50%, 1/09/12	2,223,180
		Province of New Brunswick,
CAD	2,000	7.75%, 1/13/14	2,150,163
		Province of Newfoundland,
CAD	1,000	5.125%, 12/29/10	941,391
		Quebec Hydro,
CAD	2,000	9.625%, 7/15/22	2,751,318

			21,028,021

		COLOMBIA - 2.2%
		Republic of Colombia,
COP	771,000	12.00%, 10/22/15	460,387
COP	2,312,000	9.85%, 6/28/27	1,231,595
USD	1,080	7.375%, 9/18/37	1,150,200

			2,842,182

		EGYPT - 0.6%
		Republic of Egypt,
EGP	4,500	8.75%, 7/18/12	801,547

		INDIA - 0.8%
		JP Morgan India Government Bond Linked Note,
INR	40,700	8.07%, 6/19/08 (a)	1,021,972

		INDONESIA - 2.5%
		Indonesia Government,
IDR	12,000,000	13.15%, 3/15/10	1,451,595
IDR	15,000,000	11.00%, 12/15/12	1,770,481

			3,222,076

		KAZAKHSTAN - 1.1%
		Kazkommerts International BV,
USD	1,500	7.875%, 4/07/14	1,403,010

		MEXICO - 3.0%
		Kreditanstalt fuer Wiederaufbau,
MXN	15,000	9.75%, 5/27/08	1,387,369
		Mexican Fixed Rate Bonds,
MXN	14,300	9.50%, 12/18/14	1,436,339
MXN	9,200	10.00%, 12/05/24	1,024,474

			3,848,182

Aberdeen Global Income Fund, Inc. 2

Portfolio of Investments (continued)

As of July 31, 2007 (unaudited)

	Principal Amount (000)	Description	Value (US$)
LONG-TERM INVESTMENTS (continued)

		NEW ZEALAND - 21.5%
		ANZ National Bank, Ltd.,
NZD	3,000	7.60%, 3/02/17 (a)	$2,192,399
		Auckland Healthcare Services, Ltd,
NZD	1,000	7.75%, 9/15/15	761,977
		Bank of America Corp.,
NZD	3,000	7.53%, 3/08/12	2,230,314
		Bank of New Zealand,
NZD	1,000	7.50%, 9/15/08	759,414
		Deutsche Bank AG,
NZD	2,000	7.14%, 6/16/09 (a)(b)	1,499,563
		European Investment Bank,
NZD	2,300	7.00%, 12/17/07	1,755,830
NZD	500	7.25%, 2/08/10	377,088
NZD	2,000	6.50%, 9/10/14	1,433,661
		General Electric Capital Corp.,
NZD	1,000	6.625%, 2/04/10	739,199
NZD	1,000	6.50%, 9/28/15	695,943
NZD	1,000	6.75%, 9/26/16	720,004
		Inter-American Development Bank,
NZD	2,000	6.00%, 12/15/17	1,385,743
		International Finance Corp.,
NZD	1,000	6.75%, 7/15/09	745,025
		Morgan Stanley,
NZD	1,500	6.86%, 9/06/12	1,071,367
		Nederlandse Waterschapsbank,
NZD	500	6.50%, 10/17/08	374,340
		New Zealand Government,
NZD	500	6.50%, 4/15/13	373,113
NZD	1,500	6.00%, 12/15/17	1,098,113
		Powerco, Ltd.,
NZD	1,000	6.39%, 3/29/13	710,429
		Province of Manitoba,
NZD	1,000	6.375%, 9/01/15	709,524
		Province of Ontario,
NZD	1,500	6.25%, 6/16/15	1,052,159
		Province of Quebec,
NZD	1,000	6.75%, 11/09/15	720,510
		Rabo Australia, Ltd.,
NZD	3,000	6.25%, 11/22/11	2,153,211
		SLM Corp.,
NZD	1,500	6.50%, 6/15/10	1,030,785
		Telstra Corporation, Ltd.,
NZD	1,000	7.15%, 11/24/14	719,432
		Total Capital SA,
NZD	3,000	6.50%, 7/20/12	2,153,165

			27,462,308

		PAKISTAN - 1.0%
		Republic of Pakistan,
USD	1,500	6.875%, 6/01/17	1,275,000

		PERU - 1.3%
		Republic of Peru,
USD	1,340	9.875%, 2/06/15	1,621,400

		RUSSIA - 3.9%
		Evraz Group SA,
USD	1,300	8.25%, 11/10/15	1,296,750
		Red Arrow International Leasing,
RUB	30,061	8.375%, 3/31/12	1,214,346
		Russian Standard Finance SA,
USD	1,000	8.625%, 5/05/11	962,270
		Vimpel-Communication,
USD	1,500	8.00%, 2/11/10	1,529,943

			5,003,309

		TURKEY - 3.8%
		Kreditanstalt fuer Wiederaufbau,
TRY	1,500	13.50%, 3/03/08	1,135,963
		Republic of Turkey,
TRY	630	10.00%, 2/15/12	554,403
TRY	2,340	16.00%, 3/07/12	1,923,212
USD	1,000	11.00%, 1/14/13	1,187,500

			4,801,078

Aberdeen Global Income Fund, Inc. 3

Portfolio of Investments (continued)

As of July 31, 2007 (unaudited)

	Principal Amount (000)	Description	Value (US$)
LONG-TERM INVESTMENTS (concluded)

		UKRAINE - 1.5%
		Alfa Bank Ukraine,
USD	800	9.75%, 12/22/09	$809,960
		Ukraine Government Bond,
USD	1,180	6.385%, 6/26/12	1,156,702

			1,966,662

		UNITED KINGDOM - 7.9%
		Barclays Bank PLC,
GBP	1,000	9.875%, 5/12/08 (a)(b)	2,083,906
		British Gas PLC,
GBP	1,400	8.875%, 7/08/08	2,908,718
		EGG Banking PLC,
GBP	500	5.125%, 12/21/07	1,010,728
		Republic of Finland,
GBP	1,250	10.125%, 6/22/08	2,621,916
		United Kingdom Treasury,
GBP	600	8.00%, 12/07/15	1,438,753

			10,064,021

		UNITED STATES - 6.5%
		Kreditanstalt fuer Wiederaufbau International Finance, Inc.,
USD	3,000	5.75%, 1/15/08	3,005,706
		United States Treasury,
USD	4,500	6.25%, 5/15/30	5,278,712

			8,284,418

		URUGUAY - 1.2%
		Republica Orient Uruguay,
UYU	24,200	4.25%, 4/05/27	1,039,545
USD	500	7.625%, 3/21/36	531,350

			1,570,895

		VENEZUELA - 2.6%
		Republic of Venezuela,
USD	3,070	9.25%, 9/15/27	3,252,051

Total Long-Term Investments (cost $127,241,468)			141,645,653

SHORT-TERM INVESTMENTS - 8.3%

		UNITED STATES - 8.3%
CAD	1,581	State Street Bank and Trust Company Time Deposit,
		2.00%, 8/01/07	1,480,684
GBP	422	State Street Bank and Trust Company Fixed Deposit,
		4.70%, 8/01/07	857,532
NZD	2,776	State Street Bank and Trust Company Fixed Deposit,
		5.50%, 8/01/07	2,134,465
USD	6,126	Repurchase Agreement, State Street Bank and Trust Company, 4.57% dated 7/31/07, due 8/01/07 in the amount of $6,126,778 (collateralized by $6,330,000 U.S. Treasury Bond, 2.625% due 5/15/08; value $6,254,527)	6,126,000

Total Short-Term Investments (cost $10,728,897)			10,598,681

Total Investments - 119.3% (cost $137,970,365)			152,244,334
Other Assets in Excess of Liabilities - 4.2%			5,343,748
Liquidation Value of Preferred Stock - (23.5%)			(30,000,000)

Net Assets Applicable to Common Shareholders - 100.0%			$127,588,082

AUD	- Australian dollar	GBP	- British pound	MYR	- Malaysian ringgit	USD	- United States dollar
BRL	- Brazilian real	IDR	- Indonesian rupiah	NOK	- Norwegian krone	UYU	- Uruguayan peso
CAD	- Canadian dollar	INR	- Indian rupee	NZD	- New Zealand dollar
COP	- Colombian peso	KRW	- South Korean won	RUB	- Russian ruble
EGP	- Egyptian pound	MXN	- Mexican peso	TRY	- Turkish lira

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2007.
(b)	The maturity date presented for these instruments represents the next call date.

Aberdeen Global Income Fund, Inc. 4

Portfolio of Investments (concluded)

As of July 31, 2007 (unaudited)

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
UBS AG	October 31, 2007	7,200	3.1600%	1 month LIBOR	$49,867
UBS AG	October 31, 2008	7,200	3.5400%	1 month LIBOR	141,480
UBS AG	October 31, 2010	4,800	4.0550%	1 month LIBOR	147,048

					$338,395

Futures Contracts

	Expiration	Contracts	Unrealized Depreciation
Sale Contract:
Australian Treasury Bond 6% - 3 year	September 2007	10	$(152)
Australian Treasury Bond 6% - 10 year	September 2007	13	(13,181)

			$(13,333)

Forward Exchange Contracts

Purchase/Sale	Amount Purchased	Amount Sold	Purchase Value as of July 31, 2007	Sale Value as of July 31, 2007	Unrealized Appreciation/ (Depreciation)
Australian Dollar/New Zealand Dollar
settlement date
8/17/07	AUD10,855,660	NZD12,016,131	9,295,925	9,224,345	71,580
British Pound/New Zealand Dollar
settlement date
8/14/07	GBP5,016,613	NZD13,000,000	10,191,962	9,982,461	209,501
Canadian Dollar/Australian Dollar
settlement date
8/14/07	CAD5,031,132	AUD5,500,000	4,713,631	4,710,231	3,400
Canadian Dollar/United States Dollar
settlement date
9/14/07	CAD7,881,075	USD7,500,000	7,388,415	7,500,000	(111,585)
Indian Rupee/United States Dollar
settlement date
8/17/07	INR125,503,500	USD3,100,000	3,106,234	3,100,000	6,234
Malaysian Ringgit/United States Dollar
settlement date
8/17/07	MYR10,660,900	USD3,100,000	3,088,751	3,100,000	(11,249)
Norwegian Krone/Australian Dollar
settlement date
8/14/07	NOK27,578,425	AUD5,500,000	4,737,713	4,710,231	27,482
South Korean Won/United States Dollar
settlement date
9/20/07	KRW2,742,600,000	USD3,000,000	2,988,770	3,000,000	(11,230)
United States Dollar/Canadian Dollar
settlement date
9/14/07	USD7,558,914	CAD7,881,075	7,558,914	7,388,415	170,499
United States Dollar/Indonesian Rupiah
settlement date
10/24/07	USD1,535,665	IDR14,069,762,000	1,535,665	1,520,192	15,473

		Net USD Total	$54,605,980	$54,235,875	$370,105

Tax Cost of Investments

The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of July 31, 2007 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$137,970,365	$15,579,203	$1,305,234	$14,273,969

Aberdeen Global Income Fund, Inc. 5

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) and the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Income Fund, Inc.

By:	/s/ Martin Gilbert
Martin Gilbert, President of Aberdeen Global Income Fund, Inc.

Date: September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Gilbert
Martin Gilbert, President of Aberdeen Global Income Fund, Inc.

Date: September 26, 2007

By:	/s/ Alan Goodson
Alan Goodson, Treasurer of Aberdeen Global Income Fund, Inc.

Date: September 26, 2007